Long-Term Debt - Long-Term Debt Issuances (Details) $ in Millions	1 Months Ended
	Feb. 28, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Nov. 30, 2018 USD ($)	Oct. 31, 2018 USD ($)	Sep. 30, 2018 CAD ($)	Aug. 31, 2018 CAD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Debt Instrument [Line Items]
Unsecured non-revolving term loan			$ 24,231							$ 21,535
ITC | 35-year 4.00% first mortgage bonds | Secured
Debt Instrument [Line Items]
Stated interest rate (percent)									4.00%
Face value									$ 225,000,000
ITC | 33-year 4.32% secured first mortgage bonds | Secured
Debt Instrument [Line Items]
Stated interest rate (percent)				4.32%
Face value				$ 175,000,000
UNS Energy | 30-Year 4.85% unsecured notes | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)				4.85%
Face value				$ 300,000,000
Central Hudson | 30-year 4.27% unsecured notes | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)								4.27%
Face value								$ 25,000,000
Central Hudson | 8-year 3.99% unsecured notes | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)					3.99%
Face value					$ 40,000,000
Central Hudson | 15-year 4.21% unsecured notes | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)					4.21%
Face value					$ 40,000,000
FortisBC Energy | 30-year 3.85% unsecured debentures | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)		3.85%	3.85%
Face value			$ 200
FortisAlberta | 30-year 3.73% unsecured debentures | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)						3.73%
Face value						$ 150
FortisOntario | 30-year 4.10% unsecured notes | Unsecured
Debt Instrument [Line Items]
Stated interest rate (percent)							4.10%
Face value							$ 100
Maritime Electric | 40-Year 4.15% first mortgage bonds | Secured
Debt Instrument [Line Items]
Stated interest rate (percent)		4.15%	4.15%
Face value			$ 40
FortisTCI | 5-year floating rate unsecured notes | Unsecured
Debt Instrument [Line Items]
Face value	$ 25,000,000
FortisTCI | 5-year floating rate unsecured notes | Unsecured | LIBOR
Debt Instrument [Line Items]
Variable rate (percent)	1.75%
FortisTCI | 7-year floating unsecured notes | Unsecured
Debt Instrument [Line Items]
Unsecured non-revolving term loan		$ 5,000,000
Maximum borrowings		$ 10,000,000